Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Operations And Comprehensive Loss
Net Sales				$ 6,128,900
Cost and Expenses
Cost of sales				1,337,905
Operating expenses	914,204	1,351,502	3,970,105	1,235,796	45,154
Total Cost and Expenses	914,204	1,351,502	3,970,105	2,573,701	45,154
Income (Loss) from Operations	(914,204)	(1,351,502)	(3,970,105)	3,555,199	(45,154)
Net Non-Operating Income (Loss)	25,529	(11,848)	(89,559)	15
Income (Loss) before Income Taxes	(888,675)	(1,363,350)	(4,059,664)	3,555,214	(45,154)
Income Tax Expense (Benefit)	2,385	(504,000)	(883,200)	884,800
Net Income (Loss)	(891,060)	(859,350)	(3,176,464)	2,670,414	(45,154)
Less: Income (Loss) Attributed to Non-Controlling Interest
Net Income (Loss) Attributable to the Company	(891,060)	(859,350)	(3,176,464)	2,670,414	(45,154)
Other Comprehensive Loss
Change in foreign currency translation adjustments	(3,347)		(10)
Total Comprehensive Income (Loss)	$ (894,407)	$ (859,350)	$ (3,176,474)	$ 2,670,414	$ (45,154)
Net Income (Loss) Per Common Share:
Basic	$ (0.0221)	$ (0.0218)	$ (0.0808)	$ 0.0841	$ (0.002)
Diluted	$ (0.0221)	$ (0.0218)	$ (0.0808)	$ 0.0759	$ (0.002)
Weighted Average Shares Outstanding - Basic	40,277,517	39,424,188	39,335,796	31,752,318	22,374,276
Weighted Average Shares Outstanding - Diluted	40,277,517	39,424,188	39,335,796	35,190,235	22,374,276